General Information and Reorganization Transactions (Details) $ / shares in Units, € in Thousands, $ in Thousands	Apr. 24, 2026 USD ($) shares	Apr. 17, 2026 EUR (€)	Apr. 07, 2026 $ / shares shares	Jan. 31, 2023 USD ($) shares	May 21, 2026 shares
General Information and Reorganization Transactions [Line Items]
Gross proceeds (in Dollars) | $	$ 11,421
Nominal consideration (in Euro) | €		€ 1
Outstanding shares	9.99%
Qualifying passive	20.00%
Reverse Stock Split			10-to-1
Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares | shares	1		500,000	1,500,000	2,298,000
Nominal value of per share (in Dollars per share) | $ / shares			$ 0.05
Initial Public Offering [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Gross proceeds (in Dollars) | $				$ 6,900
Reverse Stock Split in June 2025 [Member]
General Information and Reorganization Transactions [Line Items]
Reverse share split			On April 7, 2026, the Company announced a 10-to-1 reverse share split
Reverse Stock Split in June 2025 [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares | shares			10,025,000,000
Reverse Stock Split in June 2025 [Member] | Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares | shares			5,000,000
Nominal value of per share (in Dollars per share) | $ / shares			$ 0.5
Number of shares authorised | shares			1,002,500,000
Reverse Stock Split in June 2025 [Member] | Brera Holdings PLC [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share (in Dollars per share) | $ / shares			$ 0.05
Reverse Stock Split in June 2025 [Member] | Brera Holdings PLC [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share (in Dollars per share) | $ / shares			$ 0.5